Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000123115 | FR_910800037
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000123115 | FR_94988V241
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000123115 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000123115 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000123115 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000123115 | FR_94988V704
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000123115 | FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000123115 | FR_94987W752
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000123115 | Global sovereign bonds
Holdings [Line Items]
Percent of Total Investments	44.30%
C000123115 | Alternative investments
Holdings [Line Items]
Percent of Total Investments	20.20%
C000123115 | Global equities
Holdings [Line Items]
Percent of Total Investments	19.00%
C000123115 | Global investment-grade credit
Holdings [Line Items]
Percent of Total Investments	9.60%
C000123115 | Global high-yield credit
Holdings [Line Items]
Percent of Total Investments	6.90%
C000150671 | FR_910800037
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000150671 | FR_94988V241
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000150671 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000150671 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000150671 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000150671 | FR_94988V704
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000150671 | FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000150671 | FR_94987W752
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000150671 | Global sovereign bonds
Holdings [Line Items]
Percent of Total Investments	44.30%
C000150671 | Alternative investments
Holdings [Line Items]
Percent of Total Investments	20.20%
C000150671 | Global equities
Holdings [Line Items]
Percent of Total Investments	19.00%
C000150671 | Global investment-grade credit
Holdings [Line Items]
Percent of Total Investments	9.60%
C000150671 | Global high-yield credit
Holdings [Line Items]
Percent of Total Investments	6.90%
C000110555 | FR_910800037
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000110555 | FR_94988V241
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000110555 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000110555 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000110555 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000110555 | FR_94988V704
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000110555 | FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110555 | FR_94987W752
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000110555 | Global sovereign bonds
Holdings [Line Items]
Percent of Total Investments	44.30%
C000110555 | Alternative investments
Holdings [Line Items]
Percent of Total Investments	20.20%
C000110555 | Global equities
Holdings [Line Items]
Percent of Total Investments	19.00%
C000110555 | Global investment-grade credit
Holdings [Line Items]
Percent of Total Investments	9.60%
C000110555 | Global high-yield credit
Holdings [Line Items]
Percent of Total Investments	6.90%
C000110554 | FR_910800037
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000110554 | FR_94988V241
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000110554 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000110554 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000110554 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000110554 | FR_94988V704
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000110554 | FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110554 | FR_94987W752
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000110554 | Global sovereign bonds
Holdings [Line Items]
Percent of Total Investments	44.30%
C000110554 | Alternative investments
Holdings [Line Items]
Percent of Total Investments	20.20%
C000110554 | Global equities
Holdings [Line Items]
Percent of Total Investments	19.00%
C000110554 | Global investment-grade credit
Holdings [Line Items]
Percent of Total Investments	9.60%
C000110554 | Global high-yield credit
Holdings [Line Items]
Percent of Total Investments	6.90%
C000110556 | FR_910800037
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000110556 | FR_94988V241
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000110556 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000110556 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000110556 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000110556 | FR_94988V704
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000110556 | FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110556 | FR_94987W752
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000110556 | Global sovereign bonds
Holdings [Line Items]
Percent of Total Investments	44.30%
C000110556 | Alternative investments
Holdings [Line Items]
Percent of Total Investments	20.20%
C000110556 | Global equities
Holdings [Line Items]
Percent of Total Investments	19.00%
C000110556 | Global investment-grade credit
Holdings [Line Items]
Percent of Total Investments	9.60%
C000110556 | Global high-yield credit
Holdings [Line Items]
Percent of Total Investments	6.90%
C000123113 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000123113 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000123113 | FR_94988V308
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000123113 | FR_01989A605
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000123113 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000123113 | FR_01989A506
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000123113 | FR_01989A308
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000123113 | FR_910800007
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000123113 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000123113 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000123113 | Stocks
Holdings [Line Items]
Percent of Net Asset Value	65.00%
Percent of Total Investments	0.00%
C000123113 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Percent of Total Investments	27.20%
C000123113 | Effective cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	18.80%
C000123113 | U.S. stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	36.00%
C000123113 | International stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	18.00%
C000089554 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089554 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000089554 | FR_94988V308
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000089554 | FR_01989A605
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000089554 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000089554 | FR_01989A506
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000089554 | FR_01989A308
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000089554 | FR_910800007
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000089554 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000089554 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089554 | Stocks
Holdings [Line Items]
Percent of Net Asset Value	65.00%
Percent of Total Investments	0.00%
C000089554 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Percent of Total Investments	27.20%
C000089554 | Effective cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	18.80%
C000089554 | U.S. stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	36.00%
C000089554 | International stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	18.00%
C000089552 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089552 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000089552 | FR_94988V308
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000089552 | FR_01989A605
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000089552 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000089552 | FR_01989A506
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000089552 | FR_01989A308
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000089552 | FR_910800007
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000089552 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000089552 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089552 | Stocks
Holdings [Line Items]
Percent of Net Asset Value	65.00%
Percent of Total Investments	0.00%
C000089552 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Percent of Total Investments	27.20%
C000089552 | Effective cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	18.80%
C000089552 | U.S. stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	36.00%
C000089552 | International stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	18.00%
C000089555 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089555 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000089555 | FR_94988V308
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000089555 | FR_01989A605
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000089555 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000089555 | FR_01989A506
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000089555 | FR_01989A308
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000089555 | FR_910800007
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000089555 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000089555 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089555 | Stocks
Holdings [Line Items]
Percent of Net Asset Value	65.00%
Percent of Total Investments	0.00%
C000089555 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Percent of Total Investments	27.20%
C000089555 | Effective cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	18.80%
C000089555 | U.S. stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	36.00%
C000089555 | International stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	18.00%
C000205242 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000205242 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000205242 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000205242 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000205242 | FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000205242 | FR_94987W844
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000205242 | FR_94987W828
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205242 | FR_94987W810
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205242 | FR_94987W539
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205242 | FR_94990B506
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205242 | Alternative investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	(10.80%)
C000205242 | Effective cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	18.80%
C000205242 | U.S. large cap equities
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Percent of Total Investments	57.00%
C000205242 | International developed equities
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Percent of Total Investments	20.50%
C000205242 | U.S. small cap equities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Percent of Total Investments	7.00%
C000205242 | Emerging markets equities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Percent of Total Investments	7.50%
C000176114 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000176114 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000176114 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000176114 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000176114 | FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176114 | FR_94987W844
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176114 | FR_94987W828
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176114 | FR_94987W810
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176114 | FR_94987W539
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176114 | FR_94990B506
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176114 | Alternative investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	(10.80%)
C000176114 | Effective cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	18.80%
C000176114 | U.S. large cap equities
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Percent of Total Investments	57.00%
C000176114 | International developed equities
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Percent of Total Investments	20.50%
C000176114 | U.S. small cap equities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Percent of Total Investments	7.00%
C000176114 | Emerging markets equities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Percent of Total Investments	7.50%
C000176113 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000176113 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000176113 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000176113 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000176113 | FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176113 | FR_94987W844
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176113 | FR_94987W828
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176113 | FR_94987W810
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176113 | FR_94987W539
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176113 | FR_94990B506
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176113 | Alternative investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	(10.80%)
C000176113 | Effective cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	18.80%
C000176113 | U.S. large cap equities
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Percent of Total Investments	57.00%
C000176113 | International developed equities
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Percent of Total Investments	20.50%
C000176113 | U.S. small cap equities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Percent of Total Investments	7.00%
C000176113 | Emerging markets equities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Percent of Total Investments	7.50%
C000230176 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000230176 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000230176 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000230176 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000230176 | FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230176 | FR_94987W844
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230176 | FR_94987W828
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230176 | FR_94987W810
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230176 | FR_94987W539
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230176 | FR_94990B506
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230176 | Alternative investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	(10.80%)
C000230176 | Effective cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	18.80%
C000230176 | U.S. large cap equities
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Percent of Total Investments	57.00%
C000230176 | International developed equities
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Percent of Total Investments	20.50%
C000230176 | U.S. small cap equities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Percent of Total Investments	7.00%
C000230176 | Emerging markets equities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Percent of Total Investments	7.50%
C000205241 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000205241 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000205241 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000205241 | FR_01989A308
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000205241 | FR_910800007
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000205241 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000205241 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000205241 | FR_94988A726
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000205241 | FR_464287226
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000205241 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000205241 | Alternative investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Percent of Total Investments	3.70%
C000205241 | Stocks
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Percent of Total Investments	23.40%
C000205241 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Percent of Total Investments	41.90%
C000205241 | Effective cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	18.80%
C000205241 | Inflation sensitive investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Percent of Total Investments	12.20%
C000176112 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000176112 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000176112 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176112 | FR_01989A308
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176112 | FR_910800007
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000176112 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000176112 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176112 | FR_94988A726
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176112 | FR_464287226
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176112 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000176112 | Alternative investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Percent of Total Investments	3.70%
C000176112 | Stocks
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Percent of Total Investments	23.40%
C000176112 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Percent of Total Investments	41.90%
C000176112 | Effective cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	18.80%
C000176112 | Inflation sensitive investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Percent of Total Investments	12.20%
C000176111 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000176111 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000176111 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176111 | FR_01989A308
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176111 | FR_910800007
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000176111 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000176111 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176111 | FR_94988A726
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176111 | FR_464287226
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176111 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000176111 | Alternative investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Percent of Total Investments	3.70%
C000176111 | Stocks
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Percent of Total Investments	23.40%
C000176111 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Percent of Total Investments	41.90%
C000176111 | Effective cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	18.80%
C000176111 | Inflation sensitive investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Percent of Total Investments	12.20%
C000205239 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000205239 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000205239 | FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205239 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000205239 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000205239 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000205239 | FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205239 | FR_94988A726
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000205239 | FR_464287226
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205239 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000205239 | Alternative investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Percent of Total Investments	2.50%
C000205239 | Stocks
Holdings [Line Items]
Percent of Net Asset Value	58.00%
Percent of Total Investments	49.90%
C000205239 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Percent of Total Investments	17.00%
C000205239 | Effective cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	18.80%
C000205239 | Inflation sensitive investments
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Percent of Total Investments	11.80%
C000176108 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000176108 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000176108 | FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176108 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000176108 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000176108 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000176108 | FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176108 | FR_94988A726
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000176108 | FR_464287226
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176108 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000176108 | Alternative investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Percent of Total Investments	2.50%
C000176108 | Stocks
Holdings [Line Items]
Percent of Net Asset Value	58.00%
Percent of Total Investments	49.90%
C000176108 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Percent of Total Investments	17.00%
C000176108 | Effective cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	18.80%
C000176108 | Inflation sensitive investments
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Percent of Total Investments	11.80%
C000176107 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000176107 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000176107 | FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176107 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000176107 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000176107 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000176107 | FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176107 | FR_94988A726
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000176107 | FR_464287226
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176107 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000176107 | Alternative investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Percent of Total Investments	2.50%
C000176107 | Stocks
Holdings [Line Items]
Percent of Net Asset Value	58.00%
Percent of Total Investments	49.90%
C000176107 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Percent of Total Investments	17.00%
C000176107 | Effective cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	18.80%
C000176107 | Inflation sensitive investments
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Percent of Total Investments	11.80%
C000205245 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000205245 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000205245 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000205245 | FR_01989A308
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000205245 | FR_910800007
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000205245 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000205245 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205245 | FR_94988A726
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000205245 | FR_464287226
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000205245 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000205245 | Alternative investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Percent of Total Investments	3.20%
C000205245 | Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Percent of Total Investments	5.70%
C000205245 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	77.00%
Percent of Total Investments	60.60%
C000205245 | Effective cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	18.80%
C000205245 | Inflation sensitive investments
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Percent of Total Investments	11.70%
C000176115 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000176115 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176115 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000176115 | FR_01989A308
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000176115 | FR_910800007
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000176115 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000176115 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000176115 | FR_94988A726
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000176115 | FR_464287226
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176115 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176115 | Alternative investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Percent of Total Investments	3.20%
C000176115 | Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Percent of Total Investments	5.70%
C000176115 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	77.00%
Percent of Total Investments	60.60%
C000176115 | Effective cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	18.80%
C000176115 | Inflation sensitive investments
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Percent of Total Investments	11.70%
C000176116 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000176116 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176116 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000176116 | FR_01989A308
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000176116 | FR_910800007
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000176116 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000176116 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000176116 | FR_94988A726
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000176116 | FR_464287226
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176116 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176116 | Alternative investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Percent of Total Investments	3.20%
C000176116 | Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Percent of Total Investments	5.70%
C000176116 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	77.00%
Percent of Total Investments	60.60%
C000176116 | Effective cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	18.80%
C000176116 | Inflation sensitive investments
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Percent of Total Investments	11.70%
C000205240 | FR_94988V241
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000205240 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000205240 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000205240 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000205240 | FR_910800007
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000205240 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000205240 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000205240 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000205240 | FR_94988A726
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000205240 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000205240 | Alternative investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Percent of Total Investments	4.00%
C000205240 | Stocks
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Percent of Total Investments	40.50%
C000205240 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Percent of Total Investments	25.20%
C000205240 | Effective cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	18.80%
C000205240 | Inflation sensitive investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Percent of Total Investments	11.50%
C000176110 | FR_94988V241
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000176110 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000176110 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000176110 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176110 | FR_910800007
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176110 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000176110 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000176110 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000176110 | FR_94988A726
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000176110 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176110 | Alternative investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Percent of Total Investments	4.00%
C000176110 | Stocks
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Percent of Total Investments	40.50%
C000176110 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Percent of Total Investments	25.20%
C000176110 | Effective cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	18.80%
C000176110 | Inflation sensitive investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Percent of Total Investments	11.50%
C000176109 | FR_94988V241
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000176109 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000176109 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000176109 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176109 | FR_910800007
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176109 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000176109 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000176109 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000176109 | FR_94988A726
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000176109 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176109 | Alternative investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Percent of Total Investments	4.00%
C000176109 | Stocks
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Percent of Total Investments	40.50%
C000176109 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Percent of Total Investments	25.20%
C000176109 | Effective cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	18.80%
C000176109 | Inflation sensitive investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Percent of Total Investments	11.50%
C000176627 | FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176627 | FR_91282CEJ6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176627 | FR_912828Z37
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176627 | FR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176627 | FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176627 | FR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176627 | FR_912828S50
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176627 | FR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176627 | FR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176627 | FR_91282CCA7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000176627 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	44.00%
C000176627 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	39.10%
C000176627 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	12.50%
C000176627 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	2.20%
C000176627 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.90%
C000176627 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020337 | FR_912810TA6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020337 | FR_912810TC2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020337 | FR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020337 | FR_912810SA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020337 | FR_912810ST6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020337 | FR_3132CXLN0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020337 | FR_912810UC0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020337 | FR_91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020337 | FR_01F052664
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020337 | FR_3140XHDY0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020337 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	17.50%
C000020337 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	21.90%
C000020337 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	2.90%
C000020337 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	45.50%
C000020337 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	8.90%
C000020337 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020337 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000020337 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.30%
C000064972 | FR_10316T104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000064972 | FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064972 | FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064972 | FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064972 | FR_48242W106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064972 | FR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064972 | FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064972 | FR_860630102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064972 | FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064972 | FR_00790R104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064972 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	23.20%
C000064972 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	22.70%
C000064972 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.30%
C000064972 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.40%
C000064972 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.10%
C000064972 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.70%
C000064972 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000064972 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000064972 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.50%
C000092788 | FR_035710839
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092788 | FR_00123Q104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000092788 | FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000092788 | FR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000092788 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000092788 | FR_436893200
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000092788 | FR_06652V208
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000092788 | FR_91529Y106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092788 | FR_30257X104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092788 | FR_453838609
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092788 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.40%
C000092788 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000092788 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	7.90%
C000092788 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	28.30%
C000092788 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	12.20%
C000092788 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000092788 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000092788 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.20%
C000092788 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092788 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	6.50%
C000092788 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.60%
C000092788 | SectorInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064995 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064995 | FR_204166102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064995 | FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064995 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064995 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000064995 | FR_69753M105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064995 | FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064995 | FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064995 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064995 | FR_249906108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064995 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	25.80%
C000064995 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	29.60%
C000064995 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	18.20%
C000064995 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000064995 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.60%
C000064995 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.70%
C000064995 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000064995 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000064995 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	0.50%
C000064995 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000019962 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019962 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019962 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019962 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019962 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019962 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019962 | FR_609207105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019962 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019962 | FR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019962 | FR_125523100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019962 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.90%
C000019962 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.80%
C000019962 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	9.60%
C000019962 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.70%
C000019962 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.80%
C000019962 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.40%
C000019962 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000019962 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.90%
C000019962 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000019962 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.90%
C000019962 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000176626 | FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176626 | FR_91282CEJ6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176626 | FR_912828Z37
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176626 | FR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176626 | FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176626 | FR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176626 | FR_912828S50
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176626 | FR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176626 | FR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176626 | FR_91282CCA7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000176626 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	44.00%
C000176626 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	39.10%
C000176626 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	12.50%
C000176626 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	2.20%
C000176626 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.90%
C000176626 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.30%
C000120078 | FR_912810TA6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000120078 | FR_912810TC2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000120078 | FR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000120078 | FR_912810SA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000120078 | FR_912810ST6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000120078 | FR_3132CXLN0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000120078 | FR_912810UC0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000120078 | FR_91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000120078 | FR_01F052664
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000120078 | FR_3140XHDY0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000120078 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	17.50%
C000120078 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	21.90%
C000120078 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	2.90%
C000120078 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	45.50%
C000120078 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	8.90%
C000120078 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000120078 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000120078 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.30%
C000150667 | FR_10316T104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000150667 | FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150667 | FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150667 | FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150667 | FR_48242W106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150667 | FR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150667 | FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150667 | FR_860630102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150667 | FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150667 | FR_00790R104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150667 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	23.20%
C000150667 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	22.70%
C000150667 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.30%
C000150667 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.40%
C000150667 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.10%
C000150667 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.70%
C000150667 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000150667 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000150667 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.50%
C000176624 | FR_035710839
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176624 | FR_00123Q104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176624 | FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176624 | FR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176624 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176624 | FR_436893200
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176624 | FR_06652V208
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176624 | FR_91529Y106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176624 | FR_30257X104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176624 | FR_453838609
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176624 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.40%
C000176624 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000176624 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	7.90%
C000176624 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	28.30%
C000176624 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	12.20%
C000176624 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000176624 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000176624 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.20%
C000176624 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.40%
C000176624 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	6.50%
C000176624 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.60%
C000176624 | SectorInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.10%
C000205249 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205249 | FR_204166102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205249 | FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205249 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205249 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000205249 | FR_69753M105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000205249 | FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000205249 | FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205249 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205249 | FR_249906108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205249 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	25.80%
C000205249 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	29.60%
C000205249 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	18.20%
C000205249 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000205249 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.60%
C000205249 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205249 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000205249 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205249 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	0.50%
C000205249 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000176621 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176621 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176621 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176621 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000176621 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176621 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176621 | FR_609207105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176621 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176621 | FR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176621 | FR_125523100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176621 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.90%
C000176621 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.80%
C000176621 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	9.60%
C000176621 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.70%
C000176621 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.80%
C000176621 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.40%
C000176621 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000176621 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.90%
C000176621 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000176621 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.90%
C000176621 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000020323 | FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020323 | FR_91282CEJ6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020323 | FR_912828Z37
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020323 | FR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020323 | FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020323 | FR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020323 | FR_912828S50
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020323 | FR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020323 | FR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020323 | FR_91282CCA7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020323 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	44.00%
C000020323 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	39.10%
C000020323 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	12.50%
C000020323 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	2.20%
C000020323 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.90%
C000020323 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020335 | FR_912810TA6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020335 | FR_912810TC2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020335 | FR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020335 | FR_912810SA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020335 | FR_912810ST6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020335 | FR_3132CXLN0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020335 | FR_912810UC0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020335 | FR_91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020335 | FR_01F052664
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020335 | FR_3140XHDY0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020335 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	17.50%
C000020335 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	21.90%
C000020335 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	2.90%
C000020335 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	45.50%
C000020335 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	8.90%
C000020335 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020335 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000020335 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020214 | FR_10316T104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020214 | FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020214 | FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020214 | FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020214 | FR_48242W106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020214 | FR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020214 | FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020214 | FR_860630102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020214 | FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020214 | FR_00790R104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020214 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	23.20%
C000020214 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	22.70%
C000020214 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.30%
C000020214 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.40%
C000020214 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.10%
C000020214 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.70%
C000020214 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000020214 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000020214 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.50%
C000020238 | FR_035710839
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020238 | FR_00123Q104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020238 | FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020238 | FR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020238 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020238 | FR_436893200
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020238 | FR_06652V208
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020238 | FR_91529Y106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020238 | FR_30257X104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020238 | FR_453838609
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020238 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.40%
C000020238 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000020238 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	7.90%
C000020238 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	28.30%
C000020238 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	12.20%
C000020238 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000020238 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000020238 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.20%
C000020238 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.40%
C000020238 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	6.50%
C000020238 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.60%
C000020238 | SectorInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064994 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064994 | FR_204166102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064994 | FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064994 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064994 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000064994 | FR_69753M105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064994 | FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064994 | FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064994 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064994 | FR_249906108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064994 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	25.80%
C000064994 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	29.60%
C000064994 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	18.20%
C000064994 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000064994 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.60%
C000064994 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.70%
C000064994 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000064994 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000064994 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	0.50%
C000064994 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000019959 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019959 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019959 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019959 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019959 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019959 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019959 | FR_609207105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019959 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019959 | FR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019959 | FR_125523100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019959 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.90%
C000019959 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.80%
C000019959 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	9.60%
C000019959 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.70%
C000019959 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.80%
C000019959 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.40%
C000019959 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000019959 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.90%
C000019959 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000019959 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.90%
C000019959 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000020321 | FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020321 | FR_91282CEJ6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020321 | FR_912828Z37
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020321 | FR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020321 | FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020321 | FR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020321 | FR_912828S50
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020321 | FR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020321 | FR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020321 | FR_91282CCA7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020321 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	44.00%
C000020321 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	39.10%
C000020321 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	12.50%
C000020321 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	2.20%
C000020321 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.90%
C000020321 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020333 | FR_912810TA6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020333 | FR_912810TC2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020333 | FR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020333 | FR_912810SA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020333 | FR_912810ST6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020333 | FR_3132CXLN0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020333 | FR_912810UC0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020333 | FR_91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020333 | FR_01F052664
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020333 | FR_3140XHDY0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020333 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	17.50%
C000020333 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	21.90%
C000020333 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	2.90%
C000020333 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	45.50%
C000020333 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	8.90%
C000020333 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020333 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000020333 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020212 | FR_10316T104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020212 | FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020212 | FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020212 | FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020212 | FR_48242W106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020212 | FR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020212 | FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020212 | FR_860630102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020212 | FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020212 | FR_00790R104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020212 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	23.20%
C000020212 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	22.70%
C000020212 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.30%
C000020212 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.40%
C000020212 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.10%
C000020212 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.70%
C000020212 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000020212 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000020212 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.50%
C000020236 | FR_035710839
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020236 | FR_00123Q104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020236 | FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020236 | FR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020236 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020236 | FR_436893200
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020236 | FR_06652V208
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020236 | FR_91529Y106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020236 | FR_30257X104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020236 | FR_453838609
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020236 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.40%
C000020236 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000020236 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	7.90%
C000020236 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	28.30%
C000020236 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	12.20%
C000020236 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000020236 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000020236 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.20%
C000020236 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.40%
C000020236 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	6.50%
C000020236 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.60%
C000020236 | SectorInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064993 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064993 | FR_204166102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064993 | FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064993 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064993 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000064993 | FR_69753M105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064993 | FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064993 | FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064993 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064993 | FR_249906108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064993 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	25.80%
C000064993 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	29.60%
C000064993 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	18.20%
C000064993 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000064993 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.60%
C000064993 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.70%
C000064993 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000064993 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000064993 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	0.50%
C000064993 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000019957 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019957 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019957 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019957 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019957 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019957 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019957 | FR_609207105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019957 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019957 | FR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019957 | FR_125523100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019957 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.90%
C000019957 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.80%
C000019957 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	9.60%
C000019957 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.70%
C000019957 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.80%
C000019957 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.40%
C000019957 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000019957 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.90%
C000019957 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000019957 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.90%
C000019957 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000020324 | FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020324 | FR_91282CEJ6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020324 | FR_912828Z37
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020324 | FR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020324 | FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020324 | FR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020324 | FR_912828S50
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020324 | FR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020324 | FR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020324 | FR_91282CCA7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020324 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	44.00%
C000020324 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	39.10%
C000020324 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	12.50%
C000020324 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	2.20%
C000020324 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.90%
C000020324 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020336 | FR_912810TA6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020336 | FR_912810TC2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020336 | FR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020336 | FR_912810SA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020336 | FR_912810ST6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020336 | FR_3132CXLN0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020336 | FR_912810UC0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020336 | FR_91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020336 | FR_01F052664
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020336 | FR_3140XHDY0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020336 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	17.50%
C000020336 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	21.90%
C000020336 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	2.90%
C000020336 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	45.50%
C000020336 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	8.90%
C000020336 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020336 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000020336 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020215 | FR_10316T104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020215 | FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020215 | FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020215 | FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020215 | FR_48242W106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020215 | FR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020215 | FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020215 | FR_860630102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020215 | FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020215 | FR_00790R104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020215 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	23.20%
C000020215 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	22.70%
C000020215 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.30%
C000020215 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.40%
C000020215 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.10%
C000020215 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.70%
C000020215 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000020215 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000020215 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.50%
C000020239 | FR_035710839
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020239 | FR_00123Q104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020239 | FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020239 | FR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020239 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020239 | FR_436893200
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020239 | FR_06652V208
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020239 | FR_91529Y106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020239 | FR_30257X104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020239 | FR_453838609
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020239 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.40%
C000020239 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000020239 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	7.90%
C000020239 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	28.30%
C000020239 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	12.20%
C000020239 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000020239 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000020239 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.20%
C000020239 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.40%
C000020239 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	6.50%
C000020239 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.60%
C000020239 | SectorInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.10%
C000042911 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000042911 | FR_204166102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000042911 | FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000042911 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000042911 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000042911 | FR_69753M105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000042911 | FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000042911 | FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000042911 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042911 | FR_249906108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000042911 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	25.80%
C000042911 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	29.60%
C000042911 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	18.20%
C000042911 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000042911 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.60%
C000042911 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.70%
C000042911 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000042911 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000042911 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	0.50%
C000042911 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000019961 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019961 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019961 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019961 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019961 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019961 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019961 | FR_609207105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019961 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019961 | FR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019961 | FR_125523100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019961 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.90%
C000019961 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.80%
C000019961 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	9.60%
C000019961 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.70%
C000019961 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.80%
C000019961 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.40%
C000019961 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000019961 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.90%
C000019961 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000019961 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.90%
C000019961 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%